Investments - Available-for Sale Securities in Continuous Unrealized Loss Position (Details) - RiverSource Life $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Number of Securities
Less than 12 months | security	859	252
12 months or more | security	241	25
Total | security	1,100	277
Fair Value
Less than 12 months	$ 9,383	$ 4,138
12 months or more	3,144	99
Total	12,527	4,237
Unrealized Losses
Less than 12 months	(753)	(72)
12 months or more	(674)	(6)
Total	$ (1,427)	$ (78)
Available -for-Sale Securities with gross unrealized losses considered investment grade (as a percent)	93.00%	92.00%
Corporate debt securities
Number of Securities
Less than 12 months | security	405	102
12 months or more | security	100	14
Total | security	505	116
Fair Value
Less than 12 months	$ 5,028	$ 2,007
12 months or more	1,532	81
Total	6,560	2,088
Unrealized Losses
Less than 12 months	(443)	(42)
12 months or more	(360)	(5)
Total	$ (803)	$ (47)
Residential mortgage backed securities
Number of Securities
Less than 12 months | security	189	55
12 months or more | security	52	2
Total | security	241	57
Fair Value
Less than 12 months	$ 1,643	$ 1,162
12 months or more	826	1
Total	2,469	1,163
Unrealized Losses
Less than 12 months	(117)	(12)
12 months or more	(186)	0
Total	$ (303)	$ (12)
Commercial mortgage backed securities
Number of Securities
Less than 12 months | security	176	60
12 months or more | security	58	3
Total | security	234	63
Fair Value
Less than 12 months	$ 1,746	$ 809
12 months or more	666	13
Total	2,412	822
Unrealized Losses
Less than 12 months	(149)	(15)
12 months or more	(106)	0
Total	$ (255)	$ (15)
State and municipal obligations
Number of Securities
Less than 12 months | security	40	25
12 months or more | security	26	0
Total | security	66	25
Fair Value
Less than 12 months	$ 126	$ 63
12 months or more	59	0
Total	185	63
Unrealized Losses
Less than 12 months	(15)	(1)
12 months or more	(11)	0
Total	$ (26)	$ (1)
Asset backed securities
Number of Securities
Less than 12 months | security	39	5
12 months or more | security	4	0
Total | security	43	5
Fair Value
Less than 12 months	$ 808	$ 91
12 months or more	60	0
Total	868	91
Unrealized Losses
Less than 12 months	(28)	(2)
12 months or more	(10)	0
Total	$ (38)	$ (2)
Foreign government bonds and obligations
Number of Securities
Less than 12 months | security	10	5
12 months or more | security	1	6
Total | security	11	11
Fair Value
Less than 12 months	$ 32	$ 6
12 months or more	1	4
Total	33	10
Unrealized Losses
Less than 12 months	(1)	0
12 months or more	(1)	(1)
Total	$ (2)	$ (1)